Changes in Capital Accounts	12 Months Ended
Dec. 31, 2014
Changes in Capital Accounts [Abstract]
Changes in Capital Accounts

10. Changes in Capital Accounts

  Compensation cost on restricted common stock: In 2010 the Company adopted an equity incentive plan which entitles the Company's directors, officers, employees, consultants and service providers to receive options to acquire the Company's common stock, stock appreciation rights, restricted stock, restricted stock units and unrestricted common stock. The Equity Incentive plan was amended in 2012. A total of 2,392,198 common shares have been reserved under the Incentive plan (as amended) for issuance, of which as at December 31, 2014, 1,764,092 common shares remain available to be issued. The plan is administered by our compensation committee, or such other committee of the Company's Board of Directors as may be designated by the Board to administer the plan. The plan will expire in ten years from the adoption of the plan by the Board of Directors.

In 2014, the Company's Board of Directors approved the grant of restricted common stock to the executive management pursuant to the Company's 2010 equity incentive plan as amended in 2012, and in accordance with terms and conditions of restricted shares award agreements signed by the grantees. The restricted shares are subject to forfeiture until they vest. Unless they forfeit, grantees have the right to vote, to receive and retain all dividends paid and to exercise all other rights, powers and privileges of a holder of shares. The fair value of the restricted shares has been determined with reference to the closing price of the Company's stock on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated statement of operations over the respective vesting periods.

During 2014, 2013 and 2012, compensation cost on restricted stock amounted to $341, $371 and $900, respectively, and is included in General and administrative expenses. At December 31, 2014 and 2013, the total unrecognized compensation cost relating to restricted share awards was $1,049 and $45, respectively. At December 31, 2014, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 1.35 years. During 2014, 2013 and 2012, the movement of restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2011	146,662	$12.95
Granted	-	-
Vested	(66,664)	13.50
Outstanding at December 31, 2012	79,998	$12.50
Granted	-	-
Vested	(66,664)	13.50
Outstanding at December 31, 2013	13,334	$7.50
Granted	361,442	3.72
Vested	(13,334)	7.50
Outstanding at December 31, 2014	361,442	$3.72

  ATM offering: On May 21, 2013, the Company filed a prospectus supplement pursuant to Rule 424(b) relating to the offer and sale of an aggregate of up to $40.0 million in gross proceeds of its common stock under an at-the market offering. In 2013, an aggregate of 2,859,603 shares of the Company's common stock have been issued, and the net proceeds received during the year, after deducting underwriting commissions and offering expenses payable by the Company, amounted to $12,356. In 2014, a number of 1,092,596 of additional shares were issued and the net proceeds received during the period, after deducting underwriting commissions and offering expenses payable by the Company, amounted to $4,652. On July 28, 2014, the Company announced the suspension of the offer and sale of its common shares under the existing at-the-market offering until there is a significant improvement in the containership market.

  Private Equity Placement: On July 28, 2014, the Company entered into an agreement to sell 36,653,386 shares of its common stock in a private placement at a purchase price of $2.51 per share. In the transaction, DSI purchased $40,000 of common shares, two unaffiliated institutional investors together purchased $40,000 of common shares and the Company's CEO and Chairman, a member of his family and other members of the senior management, together purchased $12,000 of common shares. The transaction was approved by an independent committee of the Company's Board of Directors, which obtained a fairness opinion from an independent financial advisor regarding the financial fairness to the Company of the aggregate purchase price to be received by the Company. Pursuant to the Securities Purchase Agreement, the Company agreed that, commencing with the dividend payable with respect to the second quarter of 2014, and for not less than four consecutive fiscal quarters thereafter, it will not declare or pay dividends in excess of $0.01 per share on an annualized basis; provided, however, that in the event of a material improvement in the container shipping market, the Company's board of directors may amend this dividend policy to resume the payment of dividends. In connection with this transaction, the Company and its respective counter parties entered into amendments to the brokerage services agreement with DEI, the loan agreement with DSI, both discussed in Note 3, the facility agreement with RBS discussed in Note 7 and the Stockholders Rights Agreement, discussed under (d) below. The transaction closed on July 29, 2014 and the net proceeds received, after deducting offering expenses payable by the Company, amounted to $91,349.

  Stockholders Rights Agreement: In 2010, the Company entered into a stockholders rights agreement (the "Stockholders Rights Agreement") with Mellon Investor Services LLC as Rights Agent. Pursuant to this Stockholders Rights Agreement, each share of the Company's common stock includes one right (the "Right") that will entitle the holder to purchase from the Company a unit consisting of one one-thousandth of a share of our preferred stock at an exercise price specified in the Stockholders Rights Agreement, subject to specified adjustments. Until a Right is exercised, the holder of a Right will have no rights to vote or receive dividends or any other stockholder rights. As at December 31, 2014 and 2013, no Rights were exercised.